Common Stock, Warrants, Options, and Stock Compensation (Details 2) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2011 Year
Stock Options [Member]
Summary of the option activity
Outstanding Shares at beginning of year	293,398
Weighted Average Grant Date Fair Value, Outstanding at beginning of year	$ 3.81
Granted, Shares	0
Granted, Weighted Average Exercise Price	$ 0.00
Forfeited, Shares	0
Forfeited, Weighted Average Exercise Price	$ 0.00
Expired, Shares	(8,400)
Expired, Weighted Average Exercise Price	$ 1.48
Exercised, Shares	(62,600)
Exercised, Weighted Average Exercise Price	$ 6.57
Outstanding Shares at end of year	222,398
Weighted Average Grant Date Fair Value, Outstanding at end of year	$ 3.12
Weighted Average Remaining Contractual Term, Outstanding at September 30, 2011	2.37
Aggregate Intrinsic Value, Outstanding at September 30, 2011	$ 5,652
Vested and expected to vest, Shares	222,398
Vested and expected to vest, Weighted Average Exercise Price	$ 3.12
Vested and expected to vest, Weighted Average Remaining Contractual Term	2.37
Vested and expected to vest, Aggregate Intrinsic Value	5,652
Shares, Vested at September 30, 2011	222,398
Weighted Average Exercise Price, Vested at September 30, 2011	$ 3.12
Weighted Average Remaining Contractual Term, Vested at September 30, 2011	2.37
Aggregate Intrinsic Value, Vested at septmber30, 2011	$ 5,652